INVESTMENTS IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [text block] [Abstract]
INVESTMENTS IN SUBSIDIARIES

NOTE 14 - INVESTMENTS IN SUBSIDIARIES

(a) Investments in subsidiaries

The Company has investments in companies recognized as investments in subsidiaries. All the companies defined as subsidiaries have been consolidated within the financial statements of LATAM Airlines Group S.A. and Subsidiaries. The consolidation also includes special-purpose entities.

Detail of significant subsidiaries:

			Ownership
			As of	As of
	Country of	Functional	December 31,	December 31,
Name of significant subsidiary	incorporation	currency	2020	2019
			%	%
Latam Airlines Perú S.A.	Peru	US$	99.81000	70.00000
Lan Cargo S.A.	Chile	US$	99.89395	99.89395
Lan Argentina S.A.	Argentina	ARS	99.98370	99.98370
Transporte Aéreo S.A.	Chile	US$	100.00000	100.00000
Latam Airlines Ecuador S.A.	Ecuador	US$	100.00000	100.00000
Aerovías de Integración Regional, AIRES S.A.	Colombia	COP	99.19414	99.19414
TAM S.A.	Brazil	BRL	99.99938	99.99938

The consolidated subsidiaries do not have significant restrictions for transferring funds to the controlling entity in the normal course of operations, except for those imposed by Chapter 11 of the United States Bankruptcy Law, on dividend payments prior to the application for protection.

Summary financial informat ion of significant subsidiaries

	Statement of financial position as of December 31, 2020						Income for the year ended December 31, 2020
	Total	Current	Non-current	Total	Current	Non-current		Net Income/
Name of significant subsidiary	Assets	Assets	Assets	Liabilities	Liabilities	Liabilities	Revenue	(loss)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Latam Airlines Perú S.A.	661,721	629,910	31,811	486,098	484,450	1,648	372,255	(96,066)
Lan Cargo S.A.	749,789	472,869	276,920	567,128	516,985	50,143	207,854	10,936
Lan Argentina S.A.	176,790	171,613	5,177	148,824	146,555	2,269	49,101	(220,667)
Transporte Aéreo S.A.	546,216	264,690	281,526	347,714	278,319	69,395	142,096	(39,032)
Latam Airlines Ecuador S.A.	108,086	104,534	3,552	99,538	87,437	12,101	51,205	(22,655)
Aerovías de Integración Regional, AIRES S.A.	76,770	73,446	3,324	77,471	68,433	9,038	90,668	(89,707)
TAM S.A. (*)	3,110,055	1,492,792	1,617,263	3,004,935	2,206,089	798,846	1,808,314	(1,025,618)

	Statement of financial position as of December 31, 2019						Income for the year ended December 31, 2019
	Total	Current	Non-current	Total	Current	Non-current		Net Income/
Name of significant subsidiary	Assets	Assets	Assets	Liabilities	Liabilities	Liabilities	Revenue	(loss)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Latam Airlines Perú S.A.	519,363	481,592	37,771	510,672	508,541	2,131	1,186,668	(1,739)
Lan Cargo S.A.	634,852	334,725	300,127	462,666	398,872	63,794	274,774	(4,157)
Lan Argentina S.A.	262,049	255,641	6,408	89,070	86,912	2,158	218,989	(133,408)
Transporte Aéreo S.A.	359,335	101,128	258,207	142,423	46,383	96,040	315,105	14,610
Latam Airlines Ecuador S.A.	99,019	95,187	3,832	97,198	86,810	10,388	229,797	(3,411)
Aerovías de Integración Regional, AIRES S.A.	187,001	135,344	51,657	78,990	70,643	8,347	291,235	(3,099)
TAM S.A. (*)	5,036,864	2,580,665	2,456,199	3,497,559	2,556,280	941,279	5,013,293	185,720

	Statement of financial position as of December 31, 2018						Income for the year ended December 31, 2018
Name of significant subsidiary	Total Assets	Current Assets	Non-current Assets	Total Liabilities	Current Liabilities	Non-current Liabilities	Revenue	Net Income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Latam Airlines Perú S.A.	419,325	379,490	39,835	409,221	406,159	3,062	871,860	2,732
Lan Cargo S.A.	513,367	243,499	269,868	336,715	292,399	44,316	190,997	(34,322)
Lan Argentina S.A.	243,230	235,919	7,311	239,234	236,786	2,448	154,878	(132,538)
Transporte Aéreo S.A.	331,496	72,597	258,899	129,233	28,277	100,956	231,221	(17,609)
Latam Airlines Ecuador S.A.	108,735	96,564	12,171	98,238	89,921	8,317	174,821	4,354
Aerovías de Integración Regional, AIRES S.A.	116,352	55,865	60,487	77,984	69,150	8,834	215,366	(6,396)
TAM S.A. (*)	4,420,546	2,007,830	2,412,716	3,256,017	1,832,796	1,423,221	3,434,453	358,616

(*) Corresponds to consolidated information of TAM S.A. and subsidiaries

(b)	Non-controlling interest

		Country	As of December 31,	As of December 31,	As of December 31,	As of December 31,
Equity	Tax No.	of origin	2020	2019	2020	2019
			%	%	ThUS$	ThUS$
Latam Airlines Perú S.A	0-E	Peru	0.19000	30.00000	(7,238)	2,609
Lan Cargo S.A. and Subsidiaries	93.383.000-4	Chile	0.10196	0.10196	666	369
Inversora Cordillera S.A. and Subsidiaries	0-E	Argentina	0.01630	0.01630	(276)	(6,276)
Lan Argentina S.A.	0-E	Argentina	0.00344	0.00344	1	50
Americonsult de Guatemala S.A.	0-E	Guatemala	0.87000	0.87000	1	1
Americonsult S.A. and Subsidiaries	0-E	Mexico	0.20000	0.20000	(6)	(7)
Americonsult Costa Rica S.A.	0-E	Costa Rica	0.20000	0.20000	2	2
Linea Aérea Carguera de Colombiana S.A.	0-E	Colombia	9.54000	10.00000	(522)	(755)
Aerolíneas Regionales de Integración Aires S.A.	0-E	Colombia	0.79880	0.79880	(13)	899
Transportes Aereos del Mercosur S.A.	0-E	Paraguay	5.02000	5.02000	713	1,503
Total					(6,672)	(1,605)

			For the year ended			For the year ended
		Country	December 31,	December 31,	December 31,		December 31,
Incomes	Tax No.	of origin	2020	2019	2018	2020	2019	2018
			%	%	%	ThUS$	ThUS$	ThUS$

Latam Airlines Perú S.A	0-E	Peru	0.19000	30.00000	30.00000	(8,102)	(1,065)	1,673
Lan Cargo S.A. and Subsidiaries	93.383.000-4	Chile	0.10196	0.10196	0.10196	(121)	19	(406)
Inversora Cordillera S.A. and Subsidiaries	0-E	Argentina	0.01630	4.22000	0.13940	360	359	66
Lan Argentina S.A.	0-E	Argentina	0.00344	0.00344	0.02890	70	48	39
Americonsult S.A. and Subsidiaries	0-E	Mexico	0.20000	0.20000	0.20000	1	(7)	2
Linea Aérea Carguera de Colombiana S.A.	0-E	Colombia	9.54000	10.00000	10.00000	(943)	(293)	58
Aerolíneas Regionales de Integración Aires S.A.	0-E	Colombia	0.79880	0.79880	0.79880	(724)	(24)	87
Transportes Aereos del Mercosur S.A.	0-E	Paraguay	5.02000	5.02000	5.02000	(189)	420	717
Multiplus S.A.(*)	0-E	Brazil	-	-	27.26000	-	5,726	29,739
Total						(9,648)	5,183	31,975

(*) See Note 1 letter (b)